UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Floor
          New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick  	New York, New York	  October 20, 2006
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $1,963,796 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                      Mkt Value  SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer               Title of Class   CUSIP    x$1,000     Amt    Prn CALL Discretion Managers   Sole    Shared None
AETNA INC NEW                COMMON         00817Y108    39,122   989,189 SH          SOLE               989,189
AGRIUM INC                   COMMON         008916108       539    20,000 SH          SOLE                20,000
ALLSTATE CORP                COMMON         020002101   265,382 4,230,537 SH          SOLE             4,230,537
AMERICAN EXPRESS CO          COMMON         025816109   285,226 5,086,056 SH          SOLE             5,086,056
AMGEN INC                    COMMON         031162100     2,146    30,000 SH          SOLE                30,000
AMR CORP                     COMMON         001765106     1,768    76,400 SH          SOLE                76,400
BEAR STEARNS COS INC         COMMON         073902108    27,545   196,607 SH          SOLE               196,607
BJ SVCS CO                   COMMON         055482103    46,846 1,554,823 SH          SOLE             1,554,823
CENTURY ALUM CO              COMMON         156431108       624    18,547 SH          SOLE                18,547
COCA COLA FEMSA SA DE CV     SPON ADR REP L 191241108       626    20,000 SH          SOLE                20,000
CONTINENTAL AIRLS INC        CL B           210795308   134,261 4,742,534 SH          SOLE             4,742,534
CON-WAY INC                  COMMON         205944101     2,241    50,000 SH          SOLE                50,000
DIAMOND OFFSHORE DRILLING IN COMMON         25271C102    31,834   439,872 SH          SOLE               439,872
DOW CHEM CO                  COMMON         260543103     1,559    40,000 SH          SOLE                40,000
ENDURANCE SPECIALTY HLDGS    COMMON         G30397106     5,501   156,000 SH          SOLE               156,000
ENSCO INT INC                COMMON         26874Q100    40,464   923,207 SH          SOLE               923,207
EVEREST RE GROUP LTD         COMMON         G3223R108    11,704   120,000 SH          SOLE               120,000
EXXON MOBIL CORP             COMMON         30231G102    81,862 1,220,000 SH          SOLE             1,220,000
FEDEX CORP                   COMMON         31428X106    33,702   310,100 SH          SOLE               310,100
FREIGHTCAR AMER INC          COMMON         357023100     1,521    28,700 SH          SOLE                28,700
GERDAU SA                    SPONSORED ADR  373737105    18,625 1,374,550 SH          SOLE             1,374,550
HARTFORD FINL SVCS GROUP INC COMMON         416515104   108,580 1,251,637 SH          SOLE             1,251,637
HEALTH NET INC               COMMON         42222G108     1,741    40,000 SH          SOLE                40,000
HONEYWELL INTL INC           COMMON         438516106    31,673   774,400 SH          SOLE               774,400
IPSCO INC                    COMMON         462622101     1,734    20,000 SH          SOLE                20,000
LAZARD LTD                   SHS A          G54050102    51,616 1,291,074 SH          SOLE             1,291,074
LINCOLN NATL CORP IND        COMMON         534187109     9,219   148,500 SH          SOLE               148,500
MASTERCARD INC               COMMON         57636Q104   269,021 3,824,046 SH          SOLE             3,824,046
MEDTRONIC INC                COMMON         585055106     4,644   100,000 SH          SOLE               100,000
METAL MGMT INC               COMMON NEW     591097209       997    35,783 SH          SOLE                35,783
METLIFE INC                  COMMON         59156R108    57,150 1,008,300 SH          SOLE             1,008,300
MOTOROLA INC                 COMMON         620076109    78,531 3,141,254 SH          SOLE             3,141,254
NABORS INDUSTRIES LTD        SHS            G6359F103     3,935   132,276 SH          SOLE               132,276
NOBLE ENERGY INC             COMMON         655044105     6,752   148,100 SH          SOLE               148,100
NOKIA CORP                   SPONSORED ADR  654902204    46,939 2,383,922 SH          SOLE             2,383,922
PALM INC NEW                 COMMON         696643105     4,153   285,234 SH          SOLE               285,234
PHELPS DODGE CORP            COMMON         717265102    42,977   507,400 SH          SOLE               507,400
POGO PRODUCING CO            COMMON         730448107     2,457    60,000 SH          SOLE                60,000
PRIDE INTL INC DEL           COMMON         74153Q102    17,205   627,457 SH          SOLE               627,457
ROWAN COS INC                COMMON         779382100    49,146 1,553,779 SH          SOLE             1,553,779
SEACOR HOLDINGS INC          COMMON         811904101       412     5,000 SH          SOLE                 5,000
STEINWAY MUSICAL INSTRS INC  COMMON         858495104     2,892   103,300 SH          SOLE               103,300
TEVA PHARMACEUTICAL INDS INC ADR            881624209    10,227   300,000 SH          SOLE               300,000
TODCO                        COMMON         88889T107    38,456 1,111,463 SH          SOLE             1,111,463
UAL CORP                     COMMON NEW     902549807    81,667 3,073,666 SH          SOLE             3,073,666
UBS AG                       SHS NEW        H89231338     6,168   104,000 SH          SOLE               104,000
WHITING PETE CORP NEW        COMMON         966387102     2,406    60,000 SH          SOLE                60,000
                                                      1,963,796
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